CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 7,826	$ 37,715
Restricted cash	125	500
Short-term investments in debt and other securities	24,236	0
Accounts receivable, net	6,103	4,760
Other current assets	1,228	2,315
Total current assets	39,518	45,290
Investments in debt securities	7,463	0
Investments in equity method investees	3,848	6,354
Property and equipment, net	520	727
Content assets, net	31,511	44,943
Operating lease right-of-use assets	3,065	3,350
Other assets	257	358
Total assets	86,182	101,022
Current liabilities
Content liabilities	282	407
Accounts payable	5,608	4,765
Accrued expenses and other liabilities	7,003	3,705
Deferred revenue	10,970	14,521
Total current liabilities	23,863	23,398
Warrant liability	88	44
Non-current operating lease liabilities	3,887	4,283
Other liabilities	496	651
Total liabilities	28,334	28,376
Commitments and contingencies (Note 13)
Stockholders’ equity
Common stock, $0.0001 par value – 125,000 shares authorized as of December 31, 2024, and December 31, 2023; 56,814 shares issued as of December 31, 2024, including 215890 treasury shares; 53,287 issued and outstanding as of December 31, 2023; 56,598 shares outstanding as of December 31, 2024.	5	5
Treasury stock	(251)	0
Additional paid-in capital	366,508	362,636
Accumulated deficit and other comprehensive loss	(308,414)	(289,995)
Total stockholders’ equity	57,848	72,646
Total liabilities and stockholders’ equity	$ 86,182	$ 101,022